PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4   -   PROPERTY AND EQUIPMENT, NET

Composition:

	December 31,
	2 0 1 8	2 0 1 7
Cost:
Office furniture and equipment	186	157
Laboratory equipment	644	626
Computers and auxiliary equipment	388	339
	1,218	1,122
Accumulated depreciation	766	619
Property and equipment, net	452	503

             Depreciation expenses amounted to $147, $157 and $130 for the years ended December 31, 2018, 2017 and 2016, respectively.